Securitization of Personal Whole Loans (LendingClub Corp)	9 Months Ended
Sep. 30, 2017
LendingClub Corp [Member]
Securitization of Personal Whole Loans

6. Securitizations of Personal Whole Loans

CLUB 2017-P1 Securitization

On September 28, 2017, the Company sponsored a securitization of prime unsecured personal whole loans with an aggregate unpaid principal balance of $350.8 million through an asset-backed securitization transaction. The loans were facilitated through the Company’s marketplace with the Company contributing loans with an aggregate unpaid principal balance of $98.1 million and a third-party whole loan investor contributing loans with an aggregate unpaid principal balance of $252.7 million. In connection with this securitization, the Company established a wholly-owned subsidiary (Depositor) to purchase the loans from the Company and the third-party whole loan investor and simultaneously transfer the loans to a securitization trust with the transfer accounted for as a sale of financial assets.

The securitization trust issued senior securities and subordinated residual certificates to the Depositor with a fair value of $353.7 million as consideration for the transferred loans. The Depositor sold 95% of the senior securities to third-party investors for $302.3 million in net cash proceeds and then distributed the cash and the subordinated residual certificates to the Company and third-party whole loan investor. Additionally, the Company sold 72.6% of its allocated subordinated residual certificates to the third-party whole loan investor for $6.3 million in cash.

To comply with regulations with respect to credit risk retention, the Company retained 5% of each of the senior securities and the subordinated residual certificates, plus an additional 2.7% interest in the subordinated residual certificates. As of September 30, 2017, the fair value of the senior securities and subordinated residual certificates held by the Company was $16.2 million and $2.4 million, respectively. See “Note 4. Securities Available for Sale” for further information.

The Depositor is a VIE in which the Company holds a controlling financial interest and is the primary beneficiary and, accordingly, the Company consolidates the Depositor in its financial statements. However, the Depositor holds no assets or liabilities as of September 30, 2017 following the completion of the series of transactions because it is the conduit to complete the securitization transaction. The securitization trust used to effect the transaction is a VIE that the Company does not consolidate because it is not the primary beneficiary.

The net pre-tax gain on sale from this securitization transaction was $2.6 million, which is included in “Other revenue” in the consolidated statements of operations. Additionally, the Company retained the loan servicing responsibilities for which it will receive servicing fees over the life of the underlying loans. The fair value of the servicing asset related to the loans originally sold to third-party whole loan investors was reduced by $1.3 million, which is included in “Investor fees” in the consolidated statement of operations.

CLUB 2017-NP1 Securitization

On June 22, 2017, the Company sponsored a securitization of near-prime unsecured personal whole loans with an unpaid principal balance of $336.6 million through an asset-backed securitization transaction. The loans were facilitated through the Company’s marketplace and originally sold to third-party whole loan investors. In connection with this securitization, the Company established a majority-owned affiliate (MOA) to hold the risk retention interest required to be held by the sponsor of a securitization transaction. The MOA purchased the loans from the whole loan investors and simultaneously transferred them to a securitization trust with the transfer accounted for as a sale of financial assets.

The securitization trust issued senior securities and subordinated residual certificates to the MOA with an aggregate value of $350.7 million as consideration for the transferred loans. The MOA sold 95% of senior securities to third-party investors for $260.8 million in net cash proceeds and then distributed the cash and 95% of the subordinated residual certificates to the original whole loan investors. To comply with regulatory credit risk retention rules, the MOA retained 5% of each of the senior securities and the subordinated residual certificate. As of September 30, 2017, the fair value of the senior securities and subordinated residual certificates held by the MOA was $11.7 million and $3.0 million, respectively. See “Note 4. Securities Available for Sale” for additional information.

As of September 30, 2017, the Company owned 56% of the MOA, with the remaining 44% owned by unaffiliated investors that is reflected as noncontrolling interests in the Company’s consolidated financial statements. The MOA is a VIE in which the Company holds a controlling financial interest and is the primary beneficiary. Accordingly, the Company consolidates the MOA in its financial statements. The securitization trust used to effect the transaction is a VIE that the Company does not consolidate because it is not the primary beneficiary.

The net pre-tax gain on sale from this securitization transaction was $1.7 million, which is included in “Other revenue” in the consolidated statements of operations. Additionally, the Company retained the loan servicing responsibilities for which it will receive servicing fees over the life of the underlying loans. The fair value of the servicing asset related to the loans originally sold to third-party whole loan investors was reduced by $1.1 million, which is included in “Investor fees” in the consolidated statement of operations. The Company also deposited a $6.7 million servicing reserve with the securitization trust, which is included in “Other assets” in the Company’s consolidated balance sheet.

Securitizations

The Company and other investors in the subordinated residual certificates have rights to cash flows after the investors holding the senior securities issued by the securitization trusts have first received their contractual cash flows. The investors and the securitization trusts have no recourse to the Company’s assets, and holders of the securities issued by the securitization trusts can look only to the assets of the securitization trusts that issued their securities for payment. The beneficial interests held by the Company and MOA are subject principally to the credit and prepayment risk stemming from the underlying personal whole loans.

The senior securities and subordinated residual certificates are accounted for as securities available for sale. See “Note 4. Securities Available for Sale” and “Note 7. Fair Value of Assets and Liabilities” for additional information. Also refer to “Part II – Item 8 – Financial Statements and Supplementary Data – Note 2. Summary of Significant Accounting Policies” in the Company’s Annual Report for further information regarding the Company’s accounting for securities available for sale and servicing assets.

The fair value sensitivity of the senior securities and subordinated residual certificates to adverse changes in key assumptions are as follows:

	September 30, 2017
	Asset-backed securities related to Company-sponsored securitization transactions
	Senior securities	Subordinated residual certificates
Fair value of interests held	$27,883	$5,402
Expected weighted-average life (in years)	1.1	1.5
Discount rates
100 basis point increase	$(279)	$72
200 basis point increase	$(551)	$(143)
Expected credit loss rates on underlying loans
10% adverse change	$—	$(637)
20% adverse change	$—	$(1,262)
Expected prepayment rates
10% adverse change	$—	$(114)
20% adverse change	$(1)	$(250)

As of September 30, 2017, the aggregate unpaid principal balance of the off-balance sheet loans that have been securitized pursuant to Company-sponsored securitization transactions was $642.1 million, of which approximately $15.2 million was 31 days or more past due.